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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tweedy, Browne Company LLC
Address:   350 Park Avenue, 9th Floor
           New York, NY  10022

Form 13F File Number: 28-1222

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Kenneth E. Leopold
Title:   General Counsel
Phone:   212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     02/07/2008
Signature                  City,  State          Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            70

Form 13F Information Table Value Total:    $2,425,415

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    17002   212239  SH       SOLE                  212239
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    55882   651080  SH       SOLE                  651080
ENI SPONSORED ADR              ADR              26874R108     1324    18285  SH       SOLE                   18285
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    57280  1136732  SH       SOLE                 1136732
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      36008   633378  SH       SOLE                  633378
HEINEKEN NV ADR                ADR              2419176      37802  1169413  SH       SOLE                 1169413
NOVARTIS AG ADR                ADR              66987V109     9399   173056  SH       SOLE                  173056
SANOFI-AVENTIS ADR             ADR              80105N105    39163   860158  SH       SOLE                  860158
SK TELECOM - ADR               ADR              78440P108   231786  7767615  SH       SOLE                 7573815            193800
UNILEVER (UL)                  ADR              904767704    15602   416938  SH       SOLE                  416938
UNILEVER (UN)                  ADR              904784709    63247  1734695  SH       SOLE                 1734695
HONDA MOTOR CO LTD             COM              6435145       1255    37400  SH       SOLE                   37400
KRAFT INC.( New )              COM              6486046       6108   286100  SH       SOLE                  286100
ACMAT CORP CLASS A             COM              004616207      843    51890  SH       SOLE                   51890
ALLIED IRISH BANKS PLC         COM              019228402      255     5550  SH       SOLE                    5550
ALTRIA GROUP, INC.             COM              02209S103     2145    28378  SH       SOLE                   28378
AMERICAN EXPRESS COMPANY       COM              025816109   110115  2116784  SH       SOLE                 1988840            127944
AMERICAN NATIONAL INSURANCE CO COM              028591105    43448   358366  SH       SOLE                  333685             24681
ANHEUSER-BUSCH COS. INC.       COM              035229103      796    15200  SH       SOLE                   15200
AT&T INC                       COM              00206R102      576    13865  SH       SOLE                   13865
BANK OF AMERICA CORP COM       COM              060505104    51433  1246558  SH       SOLE                 1147558             99000
BERKSHIRE HATHAWAY INC DEL     COM              084670108    26196      185  SH       SOLE                     185
BLOUNT INTERNATIONAL INC       COM              951801059     5142   417745  SH       SOLE                  417745
BURLINGTON NORTHERN SANTA FE C COM              12189T104    30882   371040  SH       SOLE                  318540             52500
COMCAST CORP - CLASS A         COM              20030N101      624    34189  SH       SOLE                   34189
COMCAST CORP SPECIAL CLASS A   COM              20030N200   102130  5636315  SH       SOLE                 4875931            760384
CON-WAY INC.                   COM              205944101    43039  1036077  SH       SOLE                  953500             82577
CONOCOPHILLIPS                 COM              20825c104      883    10000  SH       SOLE                   10000
DOLLAR THRIFTY AUTOMOTIVE      COM              256743105     1303    55040  SH       SOLE                   55040
DOW CHEMICAL COMPANY           COM              260543103      862    21860  SH       SOLE                   21860
ELECTRONIC DATA SYSTEMS CORP   COM              285661104     9571   461714  SH       SOLE                  294460            167254
EXXON MOBIL CORPORATION        COM              30231G102      276     2942  SH       SOLE                    2942
FEDERATED INVESTORS INC (PA.)  COM              314211103    60986  1481683  SH       SOLE                 1389683             92000
FINISHMASTER                   COM              31787p108     2068    72560  SH       SOLE                   72560
FIRST LONG ISLAND CORP - NY    COM              320734106     1857   100088  SH       SOLE                  100088
FISHER COMPANIES INC           COM              337756209      221     5824  SH       SOLE                    5824
G & K SERVICES INC             COM              361268105      730    19455  SH       SOLE                   19455
GENERAL ELECTRIC CO            COM              369604103     2844    76710  SH       SOLE                   76710
GENUINE PARTS CO               COM              372460105     1134    24495  SH       SOLE                   24495
HOME DEPOT INC                 COM              437076102   108227  4017343  SH       SOLE                 3535743           481600
ILLINOIS TOOL WORKS            COM              452308109      214     4000  SH       SOLE                    4000
KRAFT FOODS INC-A              COM              50075n104      392    12020  SH       SOLE                   12020
LEUCADIA NATIONAL CORP         COM              527288104    31496   668715  SH       SOLE                  668715
MASCO CORP                     COM              574599106     1361    63000  SH       SOLE                   63000
MB FINANCIAL, INC.             COM              55264U108      799    25911  SH       SOLE                   25911
MICROSOFT CORP                 COM              594918104      285     8000  SH       SOLE                    8000
NATIONAL WESTERN LIFE INS CO   COM              638522102    26972   130068  SH       SOLE                  130068
NORFOLK SOUTHERN CORP          COM              655844108    38159   756523  SH       SOLE                  623973           132550
PNC FINANCIAL SERVICES GROUP I COM              693475105    52271   796209  SH       SOLE                  745209            51000
POPULAR INC.                   COM              733174106     1062   100154  SH       SOLE                  100154
RAMCO GERSHENSON PROPERTIES TR COM              751452202     2395   112081  SH       SOLE                  112081
RAYONIER INC                   COM              754907103    21251   449853  SH       SOLE                  449853
SAGA COMMUNICATIONS            COM              786598102     1439   244380  SH       SOLE                  244380
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      955   39840   SH       SOLE                   39840
SHERWIN WILLIAMS CO            COM              824348106      453   7800    SH       SOLE                    7800
TORCHMARK CORP                 COM              891027104    88567   1463197 SH       SOLE                 1463197
TRANSATLANTIC HLDGS            COM              893521104   122803   1689871 SH       SOLE                 1543547           146324
UNIFIRST CORP                  COM              904708104    74660   1964733 SH       SOLE                 1716360           248365
URSTADT BIDDLE PROPERTIES INC. COM              917286106      227     15000 SH       SOLE                   15000
US BANCORP DEL                 COM              902973304      225      7095 SH       SOLE                    7095
UST INC                        COM              902911106     1196     21820 SH       SOLE                   21820
VERIZON COMMUNICATIONS         COM              92343V104      744     17018 SH       SOLE                   17018
WAL-MART STORES INC            COM              931142103    98410   2070489 SH       SOLE                 1919679           150810
WELLS FARGO & COMPANY          COM              949746101    61432   2034836 SH       SOLE                 2034836
AMERICAN INT'L GROUP           COM              026874107   384297   6591721 SH       SOLE                 6270400           321321
BRISTOL MYERS SQUIBB CO        COM              110122108     8345    314666 SH       SOLE                  147666           167000
COCA COLA FEMSA                COM              191241108   172323   3496808 SH       SOLE                 3325308           171500
JOHNSON & JOHNSON              COM              478160104    22794    341740 SH       SOLE                  341740
NATUZZI SPA                    COM              63905A101    15335   3326523 SH       SOLE                 3326523
SUN-TIMES MEDIA GROUP,INC.     COM              86688Q100    14108   6412708 SH       SOLE                 6412708
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